Organization, Business Operation and Going Concern Consideration (Details) - USD ($)				9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 26, 2024	Jun. 26, 2024	Mar. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Oct. 28, 2024	Oct. 04, 2024	Sep. 28, 2024	Jun. 30, 2024	Jun. 28, 2024	May 31, 2024	Aug. 11, 2023
Organization, Business Operation and Going Concern Consideration [Line Items]
Gross proceeds from IPO					$ 57,500,000		$ 57,500,000
Price per units (in Dollars per share)												$ 0.1
Gross proceeds from private placement					3,431,250		3,431,250
Sale of stock description				Each Unit consists of one share of Class A ordinary share of the Company, par value $0.0001 per share (the “Shares”), one redeemable warrant entitling its holder to purchase one Share at a price of $11.50 per Share, and one right to receive one-sixth (1/6) of one share upon the consummation of the Company’s initial business combination.
Transaction cost				$ 3,774,095			3,774,095
Underwriting fees				1,150,000			1,150,000
Deferred underwriting fees				2,012,500			2,012,500
Other offering cost				611,595			611,595
Cash				16,625
Trust account value				$ 747,500	$ 58,506,250		$ 58,506,250
Fair market value percentage				80.00%			80.00%
Net tangible assets least				$ 5,000,001
Public shares percentage				100.00%
Deposit														$ 330,969
Deposit per unit (in Dollars per share)														$ 0.1
Unsecured debt								$ 575,000		$ 172,500	$ 575,000		$ 657,700
Held in the trust account	$ 16,541,342			$ 16,541,342					$ 16,541,342
Maximum allowed dissolution expenses				50,000			50,000
Total drawdown		$ 5,000,000
Cash				90,868			367,321
Working capital deficit				3,231,180
Payment from the sponsor				25,000			25,000
Unsecured promissory note				500,000			500,000
Working capital loans				$ 1,151,000			$ 1,151,000
Shares issued (in Shares)	1,492,646
Generating gross proceeds			$ 57,500,000
Sponsor shares (in Shares)							343,125
Net tangible assets							$ 5,000,001
Share redemption percentage							100.00%
Deposit trust account per unit (in Dollars per share)							$ 0.1
Working capital							$ 382,204
Public Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)				$ 10.175			$ 10.175
Funds in the Trust Account [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)				$ 10.175			$ 10.175
Fair market value percentage				80.00%			80.00%
Definitive Agreement [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Fair market value percentage				80.00%			80.00%
Series of Individually Immaterial Business Acquisitions [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Fair market value percentage				80.00%
Outstanding voting securities				50.00%
Deposit														$ 330,969
Whale Bay International Company Limited [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Deposit												$ 575,000
Additional interest (in Dollars per share)												$ 0.1
Unsecured debt												$ 575,000
Deposit												575,000
Business Combination [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)				$ 10			$ 10
Outstanding voting securities							50.00%
Trust Account Balance [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Fair market value percentage							80.00%
Sponsor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)				343,125
Price per share (in Dollars per share)							$ 0.1
Deposit				$ 575,000
Deposit per unit (in Dollars per share)				$ 0.1
Sponsor shares (in Shares)			343,125
Deposited in trust account							$ 575,000
Charter [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Net tangible assets least				$ 5,000,001
Deposit	$ 172,500									172,500
Net tangible assets less				5,000,001
Unsecured debt	$ 172,500							$ 172,500
Backstop Investor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Sale of stock (in Shares)		500,000
Merger Agreement [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Deposit trust account per unit (in Dollars per share)							$ 0.1
Merger Agreement [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Deposit				$ 0.1
Class A Ordinary Share [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)			$ 11.5				11.5
Price per units (in Dollars per share)		$ 10
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001	0.0001
Ordinary shares exercised (in Shares)	1,492,646
Redemption price per share (in Dollars per share)	$ 11.08
Sale of stock (in Shares)		500,000
Class A Ordinary Share [Member] | Charter [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Common stock par value (in Dollars per share)				$ 0.0001
Net tangible assets least				$ 5,000,001
Deposit	$ 172,500									$ 172,500
Net tangible assets less				$ 5,000,001
Class A Ordinary Share [Member] | Backstop Investor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Sale of stock (in Shares)		500,000
Purchase amount		$ 5,000,000
Class B Ordinary Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Common stock par value (in Dollars per share)				$ 0.0001		$ 0.0001 [1]	0.0001 [1]
Class B Ordinary Shares [Member] | Charter [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Common stock par value (in Dollars per share)				0.0001
IPO [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)			5,750,000
Price per share (in Dollars per share)				$ 10			$ 10
Gross proceeds from IPO			$ 57,500,000	$ 57,500,000			$ 1,150,000
Price per units (in Dollars per share)			$ 10	$ 10
Sale of stock (in Shares)			5,750,000
Cash							$ 367,321
Over-Allotment Option [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)			750,000	750,000			750,000
Sale of stock (in Shares)			750,000
Private Placement [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)				343,125			343,125
Price per share (in Dollars per share)				$ 10			$ 10
Gross proceeds from private placement			$ 3,431,250	$ 3,431,250
Trust account value			58,506,250
Generating gross proceeds			$ 3,431,250				$ 3,431,250
Promissory Note [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Issuance amount												$ 575,000
Promissory Note [Member] | Charter [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Unsecured debt											$ 575,000
Public Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)				$ 10.175			$ 10.175
Public Shares [Member] | Funds in the Trust Account [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)				$ 10.175			$ 10.175

[1]	As of December 31, 2022, this number includes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On March 28, 2023, the over-allotment option was fully exercised.